Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Accounts Receivable Net [Abstract]
Accounts Receivable, Net
NOTE 4 - ACCOUNTS RECEIVABLE, NET
Accounts receivable consisted of the following:

	December 31, 2015	December 31, 2014
Accounts receivable	$3,999	$13,327
Less: Provision for doubtful receivables	—	(49)
Accounts receivable, net	$3,999	$13,278
Charges to provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2015	$(49)	$—	$49	$—
Year ended December 31, 2014	$(613)	$—	$564	$(49)
Year ended December 31, 2013	$(458)	$(155)	$—	$(613)